Share-Based Compensation - Schedule of Share Option Activities (Details) - $ / shares	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Share Option Activities [Abstract]
Number of share options outstanding, Beginning balance
Weighted average grant date fair value, Share options outstanding beginning balance
Weighted average remaining contract life (in years), Share options outstanding	9 years 5 months 12 days
Number of share options, Granted	7,200,000
Weighted average grant date fair value, Granted	$ 0.67
Weighted average remaining contract life (in years), Granted	10 years
Number of share options, Exercised
Weighted average grant date fair value, Exercised
Number of share options outstanding, Ending balance	7,200,000
Weighted average grant date fair value, Share options outstanding ending balance	$ 0.67
Weighted average remaining contract life (in years), Share options outstanding	9 years 5 months 12 days
Number of share options, Vested and exercisable	3,900,000
Weighted average grant date fair value, Vested and exercisable	$ 0.63
Weighted average remaining contract life (in years), Vested and exercisable	9 years 4 months 28 days